Quarterly Financial Data	12 Months Ended
Sep. 29, 2012
Quarterly Financial Data
16.	Quarterly Financial Data (Unaudited)

The following table contains selected unaudited quarterly financial data for fiscal years 2012 and 2011.

	2012				2011
	First	Second	Third	Fourth	First(b)	Second	Third	Fourth(a)
Net sales	$1,137	$1,183	$1,242	$1,204	$1,041	$1,104	$1,187	$1,229
Cost of sales	972	972	1,028	977	902	939	1,000	1,037

Gross profit	165	211	214	227	139	165	187	192

Net income (loss)	$(31)	$2	$9	$22	$(83)	$(19)	$(5)	$(192)

(a)	Includes a goodwill impairment charge of $165 in fiscal 2011
(b)	Includes a loss on extinguishment of debt of $68 in fiscal 2011